Leases - Schedule of Undiscounted Cash Flows of Sales-Type Lease Receivables from Customers (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Undiscounted Cash Flows of Sales-Type Lease Receivables from Customers [Abstract]
Less than 1 year	$ 203,381	$ 230,209
From 1 to 2 years	145,450	173,386
From 2 to 3 years	91,868	106,094
From 3 to 4 years	50,887	61,081
From 4 to 5 years	6,294	24,093
Total	$ 497,880	$ 594,863